Balance Sheet Details	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Balance Sheet Details [Abstract]
Balance Sheet Details

3. Balance Sheet Details

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	September 30, 2023	December 31, 2022
Prepaid insurance costs	$71,250	$—
Other prepaid expenses & current assets	81,387	73,132
Total prepaid expenses & current assets	$152,637	$73,132

Property and Equipment, Net

Property and equipment, net consisted of the following:

	September 30, 2023	December 31, 2022
Lab equipment	$131,963	$131,963
Total property and equipment, gross	131,963	131,963
Accumulated depreciation	(60,617)	(41,830)
Total property and equipment, net	$71,346	$90,133

Depreciation expense was $6,262 and $18,787 for the three and nine months ended September 30, 2023, respectively, and $6,262 and $18,786 for the three and nine months ended September 30, 2022, respectively.

Accrued Expenses

Accrued expenses consisted of the following:

	September 30, 2023	December 31, 2022
Accrued payroll and related expenses	$507,579	$618,014
Accrued clinical study expenses	31,661	175,061
Accrued professional fees	223,358	75,722
Accrued clinical development costs	259,437	111,700
Accrued other expenses	—	5,000
Total accrued expenses	$1,022,035	$985,497

Included in accrued other expenses as of December 31, 2022, was the $5,000 redemption price of the Series A Preferred Stock that automatically redeemed on January 30, 2023 upon the effectiveness of the Certificate of Amendment implementing the reverse stock split and an increase in the authorized shares of common stock of the Company (see Note 8).

4. Balance Sheet Details

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	December 31, 2022	December 31, 2021
Prepaid clinical costs	$—	$488,614
Other prepaid expenses & current assets	73,132	148,728
Total prepaid expenses & current assets	$73,132	$637,342

Property and Equipment, Net

Property and equipment, net consisted of the following:

	December 31, 2022	December 31, 2021
Lab equipment	$131,963	$131,963
Total property and equipment, gross	131,963	131,963
Accumulated depreciation	(41,830)	(16,782)
Total property and equipment, net	$90,133	$115,181

Depreciation expense was $25,048 for the year ended December 31, 2022 and $16,782 for the year ended December 31, 2021.

Accrued Expenses

Accrued expenses consisted of the following:

	December 31, 2022	December 31, 2021
Accrued payroll and related expenses	$618,014	$756,729
Accrued clinical study expenses	175,061	327,244
Accrued professional fees	75,722	294,130
Accrued clinical development costs	111,700	145,566
Accrued other expenses	5,000	5,000
Total accrued expenses	$985,497	$1,528,669

In connection with the Business Combination the Company entered into a payment deferral of legal fees with Loeb & Loeb, LLP, which, deferred the legal fees for six months from the Closing Date of the Business Combination, or July 9, 2022. The agreement stated, if the fees were not paid by July 9, 2022, 8,572 shares of common stock that were issued in January 2022 as collateral to Loeb & Loeb, LLP would be retained in lieu of cash payment, as full payment for the legal fees. As a result, during the year ended December 31, 2022, $0.7 million of accrued professional fees recorded as of June 30, 2022 were converted to equity.

Included in accrued other expenses as of the year ended December 31, 2022, was the $5,000 redemption price of the Series A Preferred Stock that automatically redeemed on January 30, 2023 upon the effectiveness of the Certificate of Amendment implementing the reverse stock split and an increase in the authorized shares of common stock of the Company.